INVENTORY (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORY
	December 31, 2014	December 31, 2013

Materials	$7,545	$8,655
Customer support inventory	588	742
Work in progress	997	608
	$9,130	$10,005